Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2022
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Disclosure of research and development expenses

	Year Ended December 31,
($000s)	2022	2021	2020
Gross research and development expenses	$3,959	$3,356	$4,196
Government grants credited	(709)	(676)	(2,301)
Net research and development expenses	$3,250	$2,680	$1,895

Disclosure of government grants

	Year Ended December 31,
($000s)	2022	2021	2020
Norway	$312	$538	$506
United Kingdom	397	138	1,795
Total	$709	$676	$2,301